Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Current Liabilities
Schedule of other current liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Payables related to property and equipment	1,319,693	1,788,628
Deposits from network partners(1)	930,147	1,087,087
Salary and welfare payable	924,383	1,047,517
Payables to individual couriers(2)	448,158	640,273
Construction deposits	86,043	99,727
Payables to network partners(3)	262,537	237,191
Accrued expenses	222,642	199,639
VAT and surcharge payable	36,963	189,771
Others	256,518	504,547
Total	4,487,084	5,794,380
(1)	Deposits from network partners represent the waybill deposits collected from the pickup outlets operated by network partners. The deposits will be refunded when the parcels are delivered to the recipients.
(2)	Payables to individual couriers represent the amount to be paid by the Company to individual couriers on behalf of its network partners for their last mile dispatch.
(3)	Payables to network partners represent the amount collected by the Company on behalf of its network partners in the provision of express delivery services.